Operating Leases (Details) - Schedule of future minimum lease payments - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of future minimum lease payments [Abstract]
2022	$ 859,596	$ 434,584
2023	311,446	$ 193,027
2024	20,713
2025
2026
Thereafter
Total	$ 1,191,755